July 29, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission
Division of Corporation Finance
CF/AD1
100 F Street, N.E.
Washington, D.C.  20549-6014

Attn:  Jeffrey Riedler, Song P. Brandon, John Krug, Amy Bruckner and Mary Mast

RE:	MWI Veterinary Supply, Inc.
Amendment No. 4 to the Registration Statement on Form S-1
File No. 333-124264

Ladies and Gentlemen:

                MWI Veterinary Supply, Inc. has today filed with the Securities and Exchange Commission Amendment No. 4 to its Registration Statement on Form S-1 (Registration No. 333-124264).

                If you have any questions, please feel free to contact James A. Lebovitz at 215.994.2510 or the undersigned at 215.994.2621.  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/  Stephen M. Leitzell

Stephen M. Leitzell

cc:	James F. Cleary, Jr.
Robert Evans, Esq.
James A. Lebovitz, Esq.
Megan K. Knott, Esq.